Selected Quarterly Financial Data (Tables)	12 Months Ended
Sep. 30, 2013
Selected Quarterly Financial Data [Abstract]
Summary Of Quarterly Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Total
	(Dollars and counts in thousands, except per share amounts)
2013
Total interest and dividend income	$77,676	$74,980	$73,675	$72,223	$298,554
Net interest and dividend income	45,630	44,320	44,404	43,806	178,160
Provision for credit losses	233	--	(800)	(500)	(1,067)
Net income	17,563	17,715	17,995	16,067	69,340
Basic EPS	0.12	0.12	0.13	0.11	0.48
Diluted EPS	0.12	0.12	0.13	0.11	0.48
Dividends declared per share	0.775	0.075	0.075	0.075	1.00
Average number of basic shares outstanding	147,883	145,382	143,263	142,856	144,847
Average number of diluted shares outstanding	147,883	145,382	143,263	142,858	144,848

2012
Total interest and dividend income	$84,827	$83,274	$80,645	$79,305	$328,051
Net interest and dividend income	45,374	47,466	46,188	45,853	184,881
Provision for credit losses	540	1,500	--	--	2,040
Net income	18,789	19,315	18,673	17,736	74,513
Basic EPS	0.12	0.12	0.12	0.11	0.47
Diluted EPS	0.12	0.12	0.12	0.11	0.47
Dividends declared per share	0.175	0.075	0.075	0.075	0.40
Average number of basic shares outstanding	161,923	161,722	156,962	151,077	157,913
Average number of diluted shares outstanding	161,931	161,728	156,966	151,079	157,916